Income Taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Deferred tax assets, net operating loss carryforwards	$ 19,500,000
Net operating loss carryforwards	$ 5,693,874	$ 5,303,813